Cover	Oct. 16, 2026
Document Information Line Items
Entity Registrant Name	EDIBLE GARDEN AG INCORPORATED
Entity Central Index Key	0001809750
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 16, 2026
Entity Ex Transition Period	false
Entity File Number	001-41371
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	85-0558704
Entity Address Address Line 1	283 County Road 519
Entity Address City Or Town	Belvidere
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07823
City Area Code	908
Local Phone Number	750-3953
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Class one [Member]
Document Information Line Items
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	EDBL
Security Exchange Name	NASDAQ
Class two [Member]
Document Information Line Items
Security 12b Title	Warrants to purchase Common Stock
Trading Symbol	EDBLW
Security Exchange Name	NASDAQ